Retirement Benefits - Restricted Stock Activity (Details) - $ / shares							12 Months Ended
	Mar. 11, 2025	Mar. 03, 2025	Dec. 13, 2024	Mar. 07, 2024	Mar. 06, 2024	May 01, 2023	Dec. 31, 2025	Dec. 31, 2024
Weighted Average Grant Date Fair Value
Granted (in dollars per share)			$ 16.23		$ 16.93	$ 16.49
Ending balance (in dollars per share)							$ 16.14
Restricted Stock
Number of Restricted Shares
Beginning balance (in shares)							442,559	435,541
Granted (in shares)	32,070	177,186	38,389	27,162	185,279		209,256	250,830
Vested (in shares)							(129,634)	(237,882)
Forfeited (in shares)							(83,287)	(5,930)
Ending balance (in shares)							438,894	442,559
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)							$ 0.1659	$ 0.1677
Granted (in dollars per share)	$ 15.01	$ 16.23	$ 16.93	$ 16.57	$ 16.49		16.04	16.57
Vested (in dollars per share)							17.44	16.88
Forfeited (in dollars per share)							$ 16.27	17.23
Ending balance (in dollars per share)								$ 0.1659